Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

July 27, 2023

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Aquila Municipal Trust
(Filing relates to Aquila Tax Free Trust of Arizona, Aquila Tax-Free Fund of Colorado, Aquila Churchill Tax-Free Fund of Kentucky, Aquila Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund and Aquila Tax-Free Fund For Utah (the “Funds”))
(File Nos. 33-1857 and 811-4503)

Ladies and Gentlemen:

On behalf of Aquila Municipal Trust, a Massachusetts business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus and the Statement of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on July 20, 2023 and became effective on July 27, 2023.

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz